UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022

13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Fiszel
Title:    Chief Executive Officer
Phone:    (646) 289-7777

Signature, Place and Date of Signing:


/s/ David Fiszel                   New York, NY               May 14, 2007
----------------                   ------------               ------------
  [Signature]                      [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $249,237
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1         028-11039                Rhombus Capital Partners, L.P.
2         028-11040                Rhombus Capital Overseas Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                              VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHR       VOTE AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP     (X 1000)   PRN AMT   PRN CALL   DSCRTN   MGRS   SOLE      SHARED  NONE
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      15,556     325,500 SH          SOLE     1,2     325,500   0      0
AMERICAN TOWER CORP            CL A             029912201      11,685     300,000 SH          SOLE     1,2     300,000   0      0
AT&T INC                       COM              00206R102      10,843     275,000 SH          SOLE     1,2     275,000   0      0
AVANEX CORP                    COM              05348W109       1,790   1,000,000 SH          SOLE     1,2   1,000,000   0      0
CBS CORP NEW                   CL B             124857202      10,584     346,000 SH          SOLE     1,2     346,000   0      0
CIENA CORP                     COM NEW          171779309       9,084     325,000 SH          SOLE     1,2     325,000   0      0
CISCO SYS INC                  COM              17275R102      10,212     400,000 SH          SOLE     1,2     400,000   0      0
COMCAST CORP NEW               CL A SPL         20030N200      18,084     710,000 SH          SOLE     1,2     710,000   0      0
CORNING INC                    COM              214350105   11,370.00     500,000 SH  CALL    SOLE     1,2     500,000   0      0
DIRECTV GROUP INC              COM              25459L106       3,114     135,000 SH          SOLE     1,2     135,000   0      0
DIRECTV GROUP INC              COM              25459L106   11,535.00     500,000 SH  CALL    SOLE     1,2     500,000   0      0
ENTRAVISION COMMUNICATIONS C   CL A             29382R107       1,947     208,500 SH          SOLE     1,2     208,500   0      0
HILTON HOTELS CORP             COM              432848109    7,192.00     200,000 SH  PUT     SOLE     1,2     200,000   0      0
INTERPUBLIC GROUP COS INC      COM              460690100       5,232     425,000 SH          SOLE     1,2     425,000   0      0
LIBERTY GLOBAL INC             SER C            530555309      19,456     635,000 SH          SOLE     1,2     635,000   0      0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302   22,118.00     200,000 SH  CALL    SOLE     1,2     200,000   0      0
LIONS GATE ENTMNT CORP         COM NEW          535919203       1,142     100,000 SH          SOLE     1,2     100,000   0      0
MOTOROLA INC                   COM              620076109       4,418     250,000 SH          SOLE     1,2     250,000   0      0
NEWS CORP                      CL A             65248E104      11,560     500,000 SH          SOLE     1,2     500,000   0      0
POWERWAVE TECHNOLOGIES INC     COM              739363109       3,130     550,000 SH          SOLE     1,2     550,000   0      0
SCIENTIFIC GAMES CORP          CL A             80874P109      12,311     375,000 SH          SOLE     1,2     375,000   0      0
TELLABS INC                    COM              879664100       4,950     500,000 SH          SOLE     1,2     500,000   0      0
TIME WARNER CABLE INC          CL A             88732J108      16,862     450,000 SH          SOLE     1,2     450,000   0      0
VALUEVISION MEDIA INC          CL A             92047K107       2,472     200,000 SH          SOLE     1,2     200,000   0      0
VERIZON COMMUNICATION INC      COM              92343v104   18,960.00     500,000 SH  CALL    SOLE     1,2     500,000   0      0
VIRGIN MEDIA INC               COM ADDED        92769L101       3,630     143,749 SH          SOLE     1,2     143,749   0      0

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